Discontinued Operations - Schedule Of Income Statement Of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1]	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income	$ 9,504	$ 2,001		$ 16,002	$ 5,560	[2]
Operating expenses	(26,714)	(25,622)		(54,107)	(52,612)	[2]
Operating income (loss)	(17,211)	(23,621)		(38,105)	(47,053)	[2]
Net Financial gain (loss)	8,251	5,844	[3]	$ (18,023)	10,246	[2],[4]
Net income (loss) from discontinued operations	$ 0	$ 13,083			$ 8,392	[2]
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	$ 0	$ 0.32		$ 0	$ 0.29	[2]
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	$ 0	$ 0.32		$ 0	$ 0.29	[2]
Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income				$ 0	$ 43
Operating expenses				0	(10,944)
Operating income (loss)				0	(10,901)
Net Financial gain (loss)				0	19,293
Net income (loss) from discontinued operations				$ 0	$ 8,392
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations				$ 0	$ 0.29

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[3]	These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)
[4]	These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)